Acquisitions - IMobile3 (Details) - USD ($)		12 Months Ended
	Jun. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisitions
Goodwill		$ 4,114,838,000	$ 3,264,071,000	$ 3,270,952,000
Technology | Minimum
Acquisitions
Estimated useful life		3 years
Technology | Maximum
Acquisitions
Estimated useful life		8 years
iMobile3
Acquisitions
Cash paid	$ 13,400,000
Goodwill	$ 5,300,000
iMobile3 | Minimum
Acquisitions
Estimated useful life		3 years
iMobile3 | Maximum
Acquisitions
Estimated useful life		5 years
iMobile3 | Technology
Acquisitions
Identifiable intangible assets		$ 6,900,000
iMobile3 | Covenants not-to-compete
Acquisitions
Identifiable intangible assets		$ 900,000